INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 517,949	$ 532,588
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 159,901	$ 123,348	404,890	383,802
Amortization of Intangible Assets	66,243	36,322	143,317	153,430
Finite-lived Intangible Assets Acquired	60,284	75,825
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,697,709		3,697,709	3,697,709
Amortization of Intangible Assets	93,658	$ 87,026	374,632	379,158
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 10,000		10,000	$ 0
Finite-lived Intangible Assets Acquired			$ 10,000